UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   April 15,2008
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        39
Form 13F Information Table Value Total:        143869
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      930    11752 SH       Sole                                      11752
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     4243   120655 SH       Sole                    11000            109655
AMERICAN INTL GROUP COM        COM              026874107     3237    74833 SH       Sole                     4300             70533
AMGEN INC COM                  COM              031162100     2366    56634 SH       Sole                     5000             51634
AT&T CORP COM                  COM              00206R102      351     9159 SH       Sole                                       9159
BED BATH & BEYOND INC COM      COM              075896100     2504    84885 SH       Sole                     6800             78085
CISCO SYS INC COM              COM              17275R102     4926   204496 SH       Sole                    15800            188696
COCA COLA CO COM               COM              191216100     3958    65017 SH       Sole                     3000             62017
COSTCO WHSL CORP NEW COM       COM              22160K105     1256    19326 SH       Sole                                      19326
DANAHER CORP DEL COM           COM              235851102     2794    36750 SH       Sole                     3500             33250
DISNEY WALT CO COM             COM              254687106     4628   147480 SH       Sole                    10000            137480
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     2133   119473 SH       Sole                                     119473
ECOLAB INC                     COM              278865100     5029   115800 SH       Sole                     8400            107400
EXXON MOBIL CORP COM           COM              30231G102     7629    90193 SH       Sole                     4700             85493
FISERV INC COM                 COM              337738108     3399    70675 SH       Sole                     7700             62975
GENERAL DYNAMICS CORP COM      COM              369550108     5283    63367 SH       Sole                     4200             59167
GENERAL ELEC CO COM            COM              369604103     6646   179574 SH       Sole                     9600            169974
ILLINOIS TOOL WKS INC COM      COM              452308109     4691    97258 SH       Sole                     6000             91258
INTERNATIONAL BUS MACH COM     COM              459200101     4005    34785 SH       Sole                     3100             31685
J P MORGAN CHASE & CO COM      COM              46625H100      704    16387 SH       Sole                                      16387
JOHNSON & JOHNSON COM          COM              478160104     7261   111938 SH       Sole                     5500            106438
KINDER MORGAN ENERGY UT LTD PA COM              494550106      744    13607 SH       Sole                                      13607
KOHLS CORP COM                 COM              500255104      830    19350 SH       Sole                                      19350
LEGG MASON INC                 COM              524901105     1796    32076 SH       Sole                     3750             28326
MARRIOTT INTL CL A             COM              571903202     2690    78280 SH       Sole                     9000             69280
MEDTRONIC INC COM              COM              585055106     5445   112570 SH       Sole                     6000            106570
MICROSOFT CORP COM             COM              594918104     5558   195832 SH       Sole                    10800            185032
PEPSICO INC COM                COM              713448108     6324    87591 SH       Sole                     5000             82591
PROCTER & GAMBLE CO COM        COM              742718109      395     5631 SH       Sole                                       5631
STAPLES INC COM                COM              855030102     4638   209750 SH       Sole                    14250            195500
STRYKER CORP COM               COM              863667101     5942    91350 SH       Sole                     6600             84750
T ROWE PRICE GROUP INC         COM              74144T108     5449   108975 SH       Sole                     7000            101975
TEXAS INSTRS INC COM           COM              882508104     2937   103904 SH       Sole                    11000             92904
UNITED TECHNOLOGIES CP COM     COM              913017109     4871    70782 SH       Sole                     4700             66082
UNITEDHEALTH GROUP INC         COM              91324P102     3574   104016 SH       Sole                     6100             97916
VALERO ENERGY CORP NEW COM     COM              91913Y100      678    13800 SH       Sole                                      13800
WALGREEN CO COM                COM              931422109     3687    96800 SH       Sole                     7200             89600
WELLS FARGO & CO COM           COM              949746101     5776   198485 SH       Sole                     9000            189485
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     4564    66164 SH       Sole                     4700             61464